Directors and Key Management Personnel Emoluments	12 Months Ended
Feb. 28, 2023
Disclosure Of Information About Key Management Personnel Text Block Abstract
DIRECTORS AND KEY MANAGEMENT PERSONNEL EMOLUMENTS

34. DIRECTORS AND KEY MANAGEMENT PERSONNEL EMOLUMENTS

Key management personnel compensation comprised the following:

	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Short-term employee benefits	16,557	13,109	27,775
Post-employment benefits	378	276	590
	16,935	13,385	28,365

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to directors and key management personnel.